Additional Notes - Summary of Fair Value Level of Financial Assets and Liabilities (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Level [Line Items]
Cash and Cash Equivalents	€ 402,350,904	€ 123,248,256	€ 109,794,680	€ 44,314,050
Other Financial Assets	504,822,678	853,686,102
Accounts Receivable	91,231,000	75,911,000
Financial Assets from Collaborations	0	16,729,924
Other Receivables	12,852,000	2,227,000
Other receivables, thereof non-financial assets		2,227,000
Current financial assets	1,008,237,000
Prepaid Expenses and Other Assets, Net of Current Portion	8,728,994	13,250,634
thereof Non-Financial Assets		9,192,000
Non-current financial assets	1,324,000
Financial assets		1,085,053,000
Accounts Payable and Accruals	157,270,380	188,077,185
Other Non-Financial Liabilities	(118,691,000)	(114,290,000)
Current financial liabilities	145,295,000
Financial Liabilities from Future Payments to Royalty Pharma	102,171,167	88,401,374
Financial Liabilities from Future Payments to Royalty Pharma	1,398,303,228	1,167,774,786
Non-current financial liabilities	1,907,776,000
Financial liabilities	(2,053,071,000)	(2,241,822,000)
Financial liabilities at amortised cost [member]
Fair Value Level [Line Items]
Trade and other current payables	(38,579,000)	(73,787,000)
Current Portion of Convertible Bond		(423,000)
Current Portion of Financial Liabilities from Collaborations		(1,097,000)
Financial Liabilities from Future Payments to Royalty Pharma	(102,171,000)
Financial Liabilities from Future Payments to Royalty Pharma	(1,398,303,000)	(1,167,775,000)
Financial liabilities at amortised cost [member] | Fair value [member]
Fair Value Level [Line Items]
Financial Liabilities from Future Payments to Royalty Pharma	(1,290,475,000)	(1,367,365,000)
Level 3 of fair value hierarchy [member]
Fair Value Level [Line Items]
Other Financial Assets	7,038,000	13,864,000
Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost [member]
Fair Value Level [Line Items]
Current Portion of Financial Liabilities from Collaborations	(2,514,000)
Noncurrent Financial Liabilities from Collaboration	(217,826,000)	(513,264,000)
Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost [member] | Fair value [member]
Fair Value Level [Line Items]
Noncurrent Financial Liabilities from Collaboration	(167,984,000)	(514,169,000)
Level 2 of fair value hierarchy [member]
Fair Value Level [Line Items]
Other receivables, thereof non-financial assets	3,020,000
Financial assets	1,009,561,000
Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost [member]
Fair Value Level [Line Items]
Current Portion of Convertible Bond	(2,031,000)
Noncurrent Convertible Bond	(291,647,000)	(282,785,000)
Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost [member] | Fair value [member]
Fair Value Level [Line Items]
Noncurrent Convertible Bond	(277,166,000)	(304,025,000)
Financial assets at amortised cost, category [member]
Fair Value Level [Line Items]
Cash and Cash Equivalents	402,351,000	123,248,000
Investments, fixed term deposits	490,201,000	844,811,000
Accounts Receivable	91,231,000	75,911,000
Long-term restricted cash	1,324,000
Financial assets at amortised cost, category [member] | Fair value [member]
Fair Value Level [Line Items]
Long-term restricted cash	1,324,000
Financial assets at amortised cost, category [member] | Level 1 of fair value hierarchy [member]
Fair Value Level [Line Items]
Non-current Investments		0
Financial assets at amortised cost, category [member] | Level 1 of fair value hierarchy [member] | Fair value [member]
Fair Value Level [Line Items]
Non-current Investments		0
Financial assets at amortised cost, category [member] | Level 2 of fair value hierarchy [member]
Fair Value Level [Line Items]
Long-term restricted cash		4,059,000
Financial assets at amortised cost, category [member] | Level 2 of fair value hierarchy [member] | Fair value [member]
Fair Value Level [Line Items]
Long-term restricted cash		4,059,000
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Fair Value Level [Line Items]
Current investments	14,622,000	8,875,000
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member] | Fair value [member]
Fair Value Level [Line Items]
Current investments	14,622,000	8,875,000
Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Fair Value Level [Line Items]
Financial Assets from Collaborations	0	16,730,000
Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member] | Fair value [member]
Fair Value Level [Line Items]
Financial Assets from Collaborations	0	16,730,000
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Fair Value Level [Line Items]
Thereof forward exchange contracts used for hedging	9,832,000	0
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member] | Fair value [member]
Fair Value Level [Line Items]
Thereof forward exchange contracts used for hedging	9,832,000	€ 0
Other financial assets [Member]
Fair Value Level [Line Items]
thereof Non-Financial Assets	€ 7,405,000